Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions

3. Acquisitions

On September 30, 2010, NIDEC acquired all of the assets, the liabilities and the voting rights of Emerson Electric Co.’s motors and controls business which consists of industrial, air conditioning and home appliance motor business (subsequently renamed “Nidec Motor Corporation”) for cash of ¥57,442 million in order to address the need of rapidly globalizing customers by securing a strong presence in North America to complement existing operations in Asia and Europe. NIDEC also aims to complement and expand its product lineup and accelerate operational growth by effectively blending NIDEC’s industry-leading brushless motor technologies with the EMC business.

On July 1, 2011, NIDEC acquired all of the voting rights of Sanyo Seimitsu Co., Ltd. which consists of small precision motor product category, particularly vibration motors for mobile phones of Sanyo Electric Co., Ltd., in order to further develop and expand our small precision motor product category by effectively using the operational resources of, and efficiently developing new products and expanding sales opportunities for small precision motor product category. Sanyo Seimitsu Co., Ltd. was subsequently renamed Nidec Seimitsu Corporation. This acquisition did not have a material impact on NIDEC’s consolidated financial position, results of operations or liquidity.

On April 2, 2012, NIDEC acquired all of the voting rights in The Minster Machine Company (“Minster”), which consists of machinery product category, particularly medium-sized and large-sized high-speed, high-rigidity press machines and large-sized press machines for dies for motor parts, in order to continues to pursue NIDEC’s group-wide growth strategy by seeking to increase sales by expanding our business not only in NIDEC’s existing electronic parts market but also in wider markets, including the beverage can and automobile parts markets. The Minster Machine Company, was subsequently renamed Nidec Minster Corporation.

On May 31, 2012, NIDEC acquired all of the voting rights in Ansaldo Sistemi Industriali S.p.A. (“Ansaldo”), an Italian company, which consists of automotive, appliance, commercial and industrial products business for cash of ¥36,564 million, where NIDEC has increasingly focused our efforts as one of the principal growth area, in order to accelerate the global expansion of NIDEC’s industrial motor business by gaining sales platforms in markets where NIDEC currently do not have significant sales and by expanding NIDEC’s product offering to include a wide range of products that are currently not in our product portfolio. Ansaldo Sistemi Industriali S.p.A was subsequently renamed Nidec ASI S.p.A.

On September 28, 2012, NIDEC acquired all of the voting rights in Avtron Industrial Automation, Inc. (“Avtron”), which consists of rich system engineering resources, experience, the customer relationship and a sales channel in North America, in order to strengthen the industrial motor and automation solutions business and accelerate the Company’s strategy to achieve synergies with acquired companies.

On October 2, 2012, NIDEC acquired 51.4% of the voting rights of SCD Co., Ltd. (“SCD”), a South Korean company, which consists of development, manufacturing and sale of motor drive units for refrigerators and motors for air conditioners, in order to gain an opportunity to enter into business with South Korean home appliance manufacturers that have a strong presence in emerging economies, and seeks to expand sales of its rich product line-up.

On November 1, 2012, NIDEC acquired all of the voting rights in Kinetek Group Inc. (“Kinetek”), which conducts its commercial motor business on a global basis and occupies a leading position in various markets for commercial motors used in such end-products as elevators/escalators, commercial food refrigerators, floor care equipment, golf and utility vehicles, material handling vehicles and aerial lifts for cash of ¥35,697 million, in order to strengthen NIDEC’s commercial motor business.

On December 28, 2012, NIDEC acquired 51.0% of the voting rights of Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. (“Kaiyu”), a Chinese company, which consists of development, manufacturing and sale of brush motors for electric power steering (“EPS”) systems and automotive fans, in order to acquire technologies for brush motors for EPS systems, which NIDEC currently does not possess, and business opportunities in the Chinese automobile market, new entry into which has been difficult.

The total amount of the acquisition of the voting rights of Minster, Avtron, SCD and Kaiyu is cash of ¥18,386 million.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

	Yen in millions
	April 2, 2012	May 31, 2012	September 28, 2012	October 2, 2012	November 1, 2012	December 28, 2012
	Minster	Ansaldo	Avtron	SCD	Kinetek	Kaiyu
Cash and cash equivalents	¥2,585	¥976	¥53	¥642	¥5,632	¥874
Accounts receivable	1,260	7,668	358	449	5,465	361
Inventories	2,995	3,432	411	305	5,706	128
Other current assets	215	8,171	59	1,004	1,475	39
Property, plant and equipment	1,915	5,964	313	2,165	4,271	87
Goodwill	4,785	18,902	2,778	1,597	12,342	870
Intangible assets	4,286	12,296	2,016	—	14,960	180
Other non-current assets	1,840	446	—	581	1,619	39

Total assets acquired	19,881	57,855	5,988	6,743	51,470	2,578

Accounts payable	(684)	(6,666)	(230)	(617)	(3,898)	(452)
Other current liabilities	(4,069)	(8,552)	(121)	(264)	(2,888)	(387)
Other non-current liabilities	(5,926)	(6,073)	(776)	(139)	(8,987)	—

Total liabilities assumed	(10,679)	(21,291)	(1,127)	(1,020)	(15,773)	(839)

Noncontrolling interests	—	—	—	(2,418)	—	(721)

Net assets acquired	¥9,202	¥36,564	¥4,861	¥3,305	¥35,697	¥1,018

Intangible assets of ¥29,227 million subject to amortization include customer relationships of ¥20,464 million, developed technologies of ¥6,493 million and other intangible assets of ¥2,270 million. NIDEC has estimated the weighted average amortization period for the customer relationships and developed technologies to be 15 year and 18 year, respectively.

Intangible assets not subject to amortization include trademarks of ¥4,511 million.

Allocated Operating Segment	Amount of Goodwill
Nidec Sankyo	1,597
Nidec Motor	34,021
Nidec Motors & Actuators	870
All Others	4,785

Total	41,273

It is allocated to Nidec Motor segment is attributable primarily to expected synergies of accelerate the global expansion of NIDEC’s industrial motor business and strengthen NIDEC’s commercial motor business.

No goodwill is considered to be tax-deductible.

The fair value of noncontrolling interests was measured based on the market price per share of SCD as of the acquisition date.

Acquisition-related cost of ¥554 million was included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2013.

Net sales and losses of these companies that are included in the consolidated statement of income for the year ended March 31, 2013 are ¥49,845 million and ¥215 million respectively.

The following represents the unaudited pro forma results of operations of NIDEC for the year ended March 31, 2012 and 2013, as if the acquisition in these companies had occurred on April 1, 2011 and 2012. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated. And the unaudited pro forma excludes acquisition and integration costs which the acquirees paid.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2012	2013
Pro forma net sales	¥772,786	¥741,211
Pro forma net income	39,851	7,948

	Yen
Pro forma net income attributable to Nidec Corporation per share
—basic	¥289.85	¥59.00
—diluted	270.90	54.73